SUMMARY OF COMPONENTS OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 659,604	$ 562,645	$ 424,314
Accumulated depreciation	(354,408)	(274,239)	(99,965)
Property and equipment, net of accumulated depreciation	305,196	288,406	324,349
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,991	2,991	2,991
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 656,613	$ 559,654	$ 421,323